Capital Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 433,576	$ 66,639	¥ 426,903
Less: accumulated depreciation	(158,694)	(24,391)	(137,839)
Impairment on equipment	(145,398)	(22,347)	(92,244)
Net Value	¥ 129,484	$ 19,901	¥ 196,820